Subsequent Events (Details Narrative) - Unrelated Investor [Member] - Subsequent Event [Member] - USD ($)	Oct. 30, 2015	Oct. 17, 2015	Sep. 29, 2015
Number of restricted shares issued	10,000	20,000	100,000
Proceeds from issuance of common stock	$ 10,000	$ 10,000	$ 50,000
Sale of stock price per share	$ 1.00	$ 0.50	$ 0.50